COMMITMENTS (Details)			11 Months Ended
	Jul. 25, 2022 USD ($)	Aug. 12, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) item $ / shares	Jun. 30, 2022 item
COMMITMENTS
Maximum number of demands for registration of securities | item			3	3
Underwriting cash discount per unit | $ / shares			$ 0.35
Underwriter cash discount			$ 8,050,000
Purchase Price Per Unit | $ / shares		$ 9.80
Deferred Fee Per Unit | $ / shares		0.20	$ 0.20
Additional Deferred Fee Per Unit | $ / shares		$ 0.35
Aggregate deferred underwriting fee payable		$ 4,600,000	$ 4,600,000
Additional aggregate deferred underwriting fee payable		$ 8,050,000
Percentage of deferred underwriting fee previously payable to third parties		50
Aggregate deferred underwriting fee payable to third parties		$ 4,025,000
Percentage of deferred underwriting fee payable not allocated to third parties	50
Aggregate Deferred Underwriting Fee Payable, Not To Pay For Third Parties	$ 4,025,000